Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts receivable, net [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable, net, consist of the following:
	As of December 31,
	2022	2023
	USD	USD
Accounts receivable associated with prepaid payment network services	492,954	478,880
Less: Allowance for doubtful debts	(59,444)	(194,252)
Accounts receivable, net	$433,510	$284,628

Schedule of Allowance for Doubtful Accounts	Allowance for doubtful accounts movement:
	As of December 31,
	2022	2023
Beginning balance	$54,896	$59,444
Additions	4,548	134,808
Ending balance	$59,444	$194,252